Cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of performance obligations [line items]
Salaries and wages	R (26,544)	R (26,214)	R (23,850)
Consumable stores	(21,929)	(18,847)	(16,404)
Utilities	(8,465)	(8,099)	(6,801)
Mine contracts	(6,502)	(5,193)	(3,790)
Recycling	(94,537)	(101,013)	(75,776)
Other	(6,745)	(8,975)	(4,663)
Ore reserve development costs capitalised	6,641	5,535	4,150
Cost of sales, before amortisation and depreciation	(94,537)	(101,013)	(75,776)
Amortisation and depreciation	(7,087)	(8,293)	(7,593)
Total cost of sales	(101,624)	(109,306)	(83,369)
Post-employment benefit expense, defined contribution plans	1,506	1,520	1,351
Recycling
Disclosure of performance obligations [line items]
Recycling	(30,993)	(39,220)	(24,418)
Cost of sales, before amortisation and depreciation	R (30,993)	R (39,220)	R (24,418)